Note 14 - Revenue (Tables)	12 Months Ended
Mar. 31, 2021
Notes Tables
Disaggregation of Revenue [Table Text Block]
	Fiscal Year Ended March 31,
	2021	2020
Coil Segment:
Prime Coil	$85,933,199	$87,222,853
Non-standard Coil	8,414,060	11,792,212
Customer Owned Coil	917,296	747,827
	$95,264,555	$99,762,892
Tubular Segment:
Manufactured Pipe	$25,554,333	$34,974,506
Mill Reject Pipe	5,283,645	7,364,926
	$30,837,978	$42,339,432